CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE PROFIT OR LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE PROFIT OR LOSS
Profit / (Loss) for the period	$ 63,167	$ (226,590)
Currency translation differences, arisen from translating foreign activities	(1,571)	2,417
Fair value gain/(loss) on investments in equity instruments designated as at FVTOCI	19,172
Other comprehensive income / (loss), net of income tax	17,601	2,417
Total comprehensive profit / (loss)	80,768	(224,173)
Total comprehensive profit / (loss) attributable to:
Owners of the parent	$ 80,768	$ (224,173)